Accounts receivable, net	12 Months Ended
Dec. 31, 2011
Accounts receivable, net

11 Accounts receivable, net

	As of December 31,
	2010	2011
	$	$
Account receivable	17,737,019	19,135,478
Less: Allowance for doubtful receivables	(2,245,540)	(2,086,695)

	15,491,479	17,048,783

Movement in allowance for doubtful receivables:
Balance at beginning of year	(2,126,946)	(2,245,540)
Write-off against provision	—	36,605
Write back of provision	—	266,405
Additional provision	(118,594)	(144,165)

Balance at the end of year	(2,245,540)	(2,086,695)

Gross accounts receivable includes those of discontinued operations of $291,812 (allowance of $291,812) as of December 31, 2010 and 2011.